UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24005

Thornburg ETF Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders

(a)       The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Core Plus Bond ETF Tailored Shareholder Report

Thornburg Core Plus Bond ETF TICKER: TPLS | NASDAQ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended February 28, 2026.

The Federal Open Market Committee (FOMC) delivered three interest rate cuts across the trailing 6-month period at each of the last remaining Federal Reserve (the “Fed”) meetings in 2025 (September, October, and December), alongside a $40 billion per month United States Treasury bill purchase program. Short term interest rates broadly followed the Fed’s trajectory, falling by roughly 70 basis points, while longer term rates fell by 30 to 35 basis points. Political developments significantly impacted markets including a trade truce that lowered tariffs on Chinese imports to 45%. Domestic political risks escalated with the nomination of Governor Kevin Warsh to succeed Jerome Powell as chair of the Fed, raising concerns by some about the Fed’s independence.

Active positioning and security selection based on shorter duration contributed to performance relative to the Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$23.00	0.45%

Thornburg Core Plus Bond ETF Tailored Shareholder Report	2/28/26 TH6463

Annual Performance	1 Year
Core Plus Bond ETF	6.17%
Bloomberg U.S. Aggregate Total Return Value Index USD	6.26%

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Millions)	$19.4M
Number of Holdings	300
Portfolio Turnover	9.44%
Total Advisory Fee	$42,841

What did the Fund invest in?

(as of February 28, 2026)

Credit Quality Ratings	(%)
U.S. Government	45.7
AAA	9.5
AA	2.8
A	12.0
BBB	20.0
Below Invest. Grade	7.0
NR	2.3
Cash Equivalents & Other	0.7

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg Multi Sector Bond ETF Tailored Shareholder Report

Thornburg Multi Sector Bond ETF TICKER: TMB | NASDAQ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended February 28, 2026.

The Federal Open Market Committee (FOMC) delivered three interest rate cuts across the trailing 6-month period at each of the last remaining Federal Reserve (the “Fed”) meetings in 2025 (September, October, and December), alongside a $40 billion per month United States Treasury bill purchase program. Short term interest rates broadly followed the Fed’s trajectory, falling by roughly 70 basis points, while longer term rates fell by 30 to 35 basis points. Political developments significantly impacted markets including a trade truce that lowered tariffs on Chinese imports to 45%. Domestic political risks escalated with the nomination of Governor Kevin Warsh to succeed Jerome Powell as chair of the Fed, raising concerns by some about the Fed’s independence.

Tactical positioning in yield curve segments and security selection contributed to performance relative to the Index. However, the Fund’s security selection based on shorter duration positioning versus the Index hampered performance relative to the Index.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$28.00	0.55%

Thornburg Multi Sector Bond ETF Tailored Shareholder Report	2/28/26 TH6464

Annual Performance	1 Year
Multi Sector Bond ETF	6.49%
Bloomberg U.S. Aggregate Total Return Value Index USD	6.26%
Bloomberg U.S. Universal Total Return Index Value Unhedged	6.53%

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Millions)	$89.0M
Number of Holdings	401
Portfolio Turnover	8.52%
Total Advisory Fee	$0.2M

What did the Fund invest in?

(as of February 28, 2026)

Fixed Income Credit Quality	(%)
U.S. Government	28.5
AAA	12.4
AA	3.0
A	10.6
BBB	22.9
Below Invest. Grade	16.8
NR	2.0
Cash Equivalents & Other	3.8

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Equity ETF Tailored Shareholder Report

Thornburg International Equity ETF TICKER: TXUE | NASDAQ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Equity ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the 6-month period ended February 28, 2026.

Compelling international valuations, supportive fiscal and monetary policies, and earnings growth drew global investment flows.

The Fund’s sector allocations in communications services, health care, and financials led to performance relative to the Index, while allocations to information technology, consumer staples, and cash were detriments to relative performance.

By geography, stock selection in the United Kingdom and France contributed most to performance relative to the Index, while selection effects in Japan and the Netherlands were the leading detractors to relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$35.00	0.65%

Thornburg International Equity ETF Tailored Shareholder Report	2/28/26 TH6461

Annual Performance	1 Year
International Equity ETF	37.43%
MSCI EAFE Net Total Return USD Index	34.63%

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Millions)	$444.0M
Number of Holdings	48
Portfolio Turnover	9.50%
Total Advisory Fee	$0.9M

What did the Fund invest in?

(as of February 28, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	0.0
Large Cap (>$12 B)	100.0

Expressed as a percentage of the Fund's net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

Thornburg International Growth ETF Tailored Shareholder Report

Thornburg International Growth ETF TICKER: TXUG | NASDAQ Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Thornburg International Growth ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform for the past six months and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the 6-month period ended February 28, 2026.

Attractive valuations, supportive government policies, and earnings growth helped draw investor interest into international stocks.

The Fund’s overweight allocations to the consumer discretionary and communication services sectors, along with an underweight allocation to the industrials sector, and selection effects in all three aforementioned sectors hampered performance relative to the Index. Selection effect in the health care sector and allocation effects in the utilities sector contributed to performance relative to the Index.

On a geographic basis, the Netherlands, United Kingdom, and Taiwan were the top contributors to performance relative to the Index, while allocations to the United States, Singapore, and Brazil were the main detractors to relative performance.

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$35.00	0.70%

Thornburg International Growth ETF Tailored Shareholder Report	2/28/26 TH6462

Annual Performance	1 Year
International Growth ETF	3.42%
MSCI EAFE Growth Net Total Return USD Index	23.65%

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Millions)	$5.1M
Number of Holdings	44
Portfolio Turnover	21.25%
Total Advisory Fee	$17,406

What did the Fund invest in?

(as of February 28, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.0
Mid Cap ($2.5-12 B)	10.5
Large Cap (>$12 B)	87.5

Expressed as a percentage of the Fund's net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg ETFs are distributed by ALPS Distributors, Inc.

(b)       Not applicable.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Lisa Black, Sally Corning, James Weyhrauch, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Black, Ms. Corning, Mr. Weyhrauch, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Thornburg International Equity ETF

Thornburg International Growth ETF

SEMI-ANNUAL FINANCIAL STATEMENTS | FEBRUARY 28, 2026

THORNBURG ETF TRUST

Fixed Income

Thornburg Core Plus Bond ETF
Thornburg Multi Sector Bond ETF

Equity

Thornburg International Equity ETF
Thornburg International Growth ETF

Semi-Annual Financial Statements | February 28, 2026

Investments carry risks, including possible loss of principal. Investments in equity securities are subject to additional risks, such as greater market fluctuations. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. This effect is more pronounced for longer-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Investments in lower rated and unrated bonds may be more sensitive to default, downgrades, and market volatility; these investments may also be less liquid than higher rated bonds. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Semi-Annual Financial Statements | 3

Schedule of Investments

Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
	ASSET BACKED SECURITIES — 8.3%

	AUTO RECEIVABLES — 3.0%
[a]	ACM Auto Trust, Series 2023-2A Class B, 9.85% due 6/20/2030	$42,525	$42,865
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	24,234	24,581
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class C, 1.53% due 3/10/2027	96,695	96,635
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	29,569	29,650
[a]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	50,000	50,587
[a]	First Investors Auto Owner Trust, Series 2022-1A Class C, 3.13% due 5/15/2028	14,441	14,428
[a]	Flagship Credit Auto Trust, Series 2022-1 Class C, 3.06% due 3/15/2028	26,046	25,972
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	19,433	19,427
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	27,389	27,588
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	12,779	12,785
[a]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	48,000	48,051
	Santander Drive Auto Receivables Trust,
	Series 2024-4 Class A3, 4.85% due 1/16/2029	58,283	58,413
	Series 2026-1 Class A2, 4.04% due 3/15/2029	49,000	49,002
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	37,983	38,110
[a]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	34,897	35,280
			573,374
	CREDIT CARD — 0.5%
	BA Credit Card Trust, Series 2023-A1 Class A1, 4.79% due 5/15/2028	105,000	105,204
			105,204
	OTHER ASSET BACKED — 4.0%
[a]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	73,652	73,821
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	100,000	100,749
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	50,108
	Goodgreen Trust,
[a]	Series 2020-1A Class A, 2.63% due 4/15/2055	65,342	56,552
[a]	Series 2021-1A Class A, 2.66% due 10/15/2056	49,322	42,676
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	78,072	74,850
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	86,474	72,670
[a]	Marlette Funding Trust, Series 2021-3A Class D, 2.53% due 12/15/2031	39,237	39,158
	Mosaic Solar Loan Trust,
[a]	Series 2018-1A Class A, 4.01% due 6/22/2043	80,517	77,093
[a]	Series 2020-2A Class B, 2.21% due 8/20/2046	70,177	55,945
	Oportun Funding Trust,
[a]	Series 2024-3 Class A, 5.26% due 8/15/2029	1,056	1,057
[a]	Series 2025-1 Class A, 4.96% due 8/16/2032	17,658	17,661
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	49,743
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	67,124	68,219
			780,302
	STUDENT LOAN — 0.8%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.188% (TSFR1M + 1.51%) due 12/28/2048	67,656	68,396
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.732% (SOFR30A + 1.06%) due 9/25/2028	37,539	37,612
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.482% (TSFR1M + 1.81%) due 11/20/2061	50,000	49,243
			155,251
	TOTAL ASSET BACKED SECURITIES (Cost $1,603,143)		1,614,131

	CORPORATE BONDS — 37.2%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[b]	American Honda Finance Corp., 4.319% (SOFR + 0.62%) due 12/11/2026	38,000	38,051
	Hyundai Capital America,
[a]	4.30% due 9/24/2027	25,000	25,109
[a]	5.15% due 3/27/2030	25,000	25,842
			89,002

4 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
	BANKS — 1.0%
	Banks — 1.0%
	Bank of New York Mellon Corp.,
[b]	4.975% (SOFR + 1.09%) due 3/14/2030	$25,000	$25,728
[b,c]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	39,000	38,560
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	25,000	25,998
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,844
	Wells Fargo & Co.,
[b]	5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,872
[b,c]	Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	55,000	54,955
			196,957
	CAPITAL GOODS — 0.8%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	24,468
[a]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,704
	Machinery — 0.4%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	25,000	24,287
[d]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	22,684
	Regal Rexnord Corp., 6.30% due 2/15/2030	25,000	26,705
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	25,000	26,498
			150,346
	COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
	Commercial Services & Supplies — 1.0%
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	50,000	50,003
	CoreCivic, Inc., 8.25% due 4/15/2029	25,000	25,959
	Equifax, Inc.,
	3.25% due 6/1/2026	31,000	30,916
	5.10% due 12/15/2027	25,000	25,460
	Global Payments, Inc., 4.50% due 11/15/2028	48,000	48,166
	Professional Services — 0.1%
[a]	Korn Ferry, 4.625% due 12/15/2027	25,000	24,923
			205,427
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.4%
	Specialty Retail — 0.4%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	50,000	50,138
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	25,323
			75,461
	CONSUMER DURABLES & APPAREL — 0.4%
	Leisure Products — 0.4%
	Mattel, Inc., 5.00% due 11/17/2030	19,000	19,281
	Polaris, Inc.,
	5.60% due 3/1/2031	38,000	38,666
	6.95% due 3/15/2029	25,000	26,511
			84,458
	CONSUMER SERVICES — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	50,000	50,983
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	23,705
			74,688
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,228
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,870
			51,098

See notes to financial statements.	Semi-Annual Financial Statements | 5

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
	ENERGY — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[a]	Cameron LNG LLC, 3.402% due 1/15/2038	$45,000	$40,057
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	48,000	49,327
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,674
[d]	Ecopetrol SA, 8.375% due 1/19/2036	20,000	20,549
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	26,410
	Energy Transfer LP,
	5.20% due 4/1/2030	27,000	28,064
	6.05% due 12/1/2026	23,000	23,313
[b,c]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	50,000	50,215
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	26,711
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	18,200
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	25,551
	Sunoco LP,
[a]	5.875% due 7/15/2027	25,000	25,006
[a]	7.25% due 5/1/2032	25,000	26,407
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	36,739
			407,223
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 4.90% due 3/15/2030	30,000	30,828
[a]	American Tower Trust, 3.652% due 3/15/2048	50,000	49,793
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,195
	5.80% due 3/1/2034	25,000	26,500
	Extra Space Storage LP,
	3.50% due 7/1/2026	25,000	24,946
	3.90% due 4/1/2029	33,000	32,815
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	19,365
[a]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	68,804
			263,246
	FINANCIAL SERVICES — 3.8%
	Capital Markets — 1.9%
	Blue Owl Credit Income Corp., 6.60% due 9/15/2029	25,000	25,257
	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	25,000	24,891
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	46,000	47,759
	Hercules Capital, Inc., 3.375% due 1/20/2027	74,000	72,928
	LPL Holdings, Inc.,
[a]	4.00% due 3/15/2029	35,000	34,526
	5.15% due 6/15/2030	30,000	30,609
	Main Street Capital Corp.,
	5.40% due 8/15/2028	50,000	50,229
	6.50% due 6/4/2027	25,000	25,414
	Nasdaq, Inc., 5.55% due 2/15/2034	25,000	26,340
	TPG Operating Group II LP, 4.875% due 5/15/2031	29,000	29,125
	Consumer Finance — 0.3%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	25,000	25,495
[a]	FirstCash, Inc., 6.875% due 3/1/2032	25,000	25,825
	Financial Services — 1.3%
[b]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	43,000	44,623
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	33,000	31,692
[b]	4.542% (SOFR + 1.34%) due 9/19/2030	26,000	26,302
[b]	JPMorgan Chase & Co., 5.14% (SOFR + 1.01%) due 1/24/2031	69,000	71,592
[b]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	43,000	44,519
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	26,747

6 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Mortgage Real Estate Investment Trusts — 0.3%
	Lineage OP LP, 5.25% due 7/15/2030	$18,000	$18,354
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	50,000	51,709
			733,936
	FOOD, BEVERAGE & TOBACCO — 1.3%
	Beverages — 0.5%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	25,000	24,745
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	45,000	45,247
	4.60% due 5/15/2030	21,000	21,205
	Food Products — 0.6%
	Conagra Brands, Inc., 4.85% due 11/1/2028	29,000	29,407
	Flowers Foods, Inc., 5.75% due 3/15/2035	48,000	47,507
	Post Holdings, Inc.,
[a]	6.25% due 2/15/2032	25,000	25,720
[a]	6.50% due 3/15/2036	10,000	10,160
	Tobacco — 0.2%
	BAT Capital Corp.,
	4.625% due 3/22/2033	19,000	19,071
	7.75% due 10/19/2032	25,000	29,453
			252,515
	HEALTH CARE EQUIPMENT & SERVICES — 2.0%
	Health Care Equipment & Supplies — 0.3%
[a]	Hologic, Inc., 3.25% due 2/15/2029	25,000	24,868
[a]	VSP Optical Group, Inc., 5.45% due 12/1/2035	29,000	29,454
	Health Care Providers & Services — 1.7%
	Centene Corp., 3.00% due 10/15/2030	25,000	22,527
[a]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	50,000	49,254
[a]	Highmark, Inc., 1.45% due 5/10/2026	73,000	72,546
	Humana, Inc.,
	3.95% due 3/15/2027	25,000	24,966
	5.55% due 5/1/2035	16,000	16,294
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	25,000	25,207
	4.55% due 4/1/2032	25,000	25,193
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	25,961
	Universal Health Services, Inc., 4.625% due 10/15/2029	72,000	72,823
			389,093
	INSURANCE — 5.9%
	Insurance — 5.9%
[a]	American National Global Funding, 5.55% due 1/28/2030	75,000	76,991
	Aon North America, Inc., 5.45% due 3/1/2034	70,000	73,073
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	38,000	38,442
	Brown & Brown, Inc., 4.70% due 6/23/2028	19,000	19,203
	CNA Financial Corp., 5.125% due 2/15/2034	71,000	72,160
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	36,532
[a]	Constellation Global Funding, 4.85% due 10/22/2030	48,000	47,866
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	25,568
[a]	Equitable America Global Funding, 4.95% due 6/9/2030	35,000	35,776
[a]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	35,000	35,950
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	26,187
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	65,000	67,541
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	26,268
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	58,000	58,274
	7.25% due 9/15/2028	25,000	26,768
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	26,234
[a]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	52,000	52,438
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,831
[a]	NLG Global Funding, 5.40% due 1/23/2030	69,000	71,585
[a]	Protective Life Corp., 4.70% due 1/15/2031	29,000	29,261

See notes to financial statements.	Semi-Annual Financial Statements | 7

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	$25,000	$26,358
	RGA Global Funding,
[a]	2.70% due 1/18/2029	30,000	28,770
[a]	4.60% due 11/25/2030	29,000	29,207
	RLI Corp., 5.375% due 6/1/2036	40,000	39,924
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,603
	Unum Group, 5.25% due 12/15/2035	48,000	47,582
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	40,000	41,076
	Willis North America, Inc., 4.55% due 3/15/2031	38,000	38,035
			1,145,503
	MATERIALS — 1.5%
	Containers & Packaging — 1.5%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	34,000	35,769
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	25,000	26,013
	AptarGroup, Inc., 4.75% due 3/30/2031	20,000	20,297
	Ball Corp., 2.875% due 8/15/2030	50,000	46,506
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	23,773
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	75,000	71,592
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	73,000	72,823
			296,773
	MEDIA & ENTERTAINMENT — 0.6%
	Media — 0.6%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	70,000	61,101
	Sirius XM Radio LLC,
[a]	3.125% due 9/1/2026	25,000	24,865
[a]	5.50% due 7/1/2029	25,000	25,015
			110,981
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc.,
	4.65% due 9/9/2026	25,000	25,056
	5.75% due 12/13/2027	16,000	16,462
			41,518
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
	Semiconductors & Semiconductor Equipment — 0.7%
	Broadcom, Inc.,
[a]	3.187% due 11/15/2036	25,000	21,558
	4.15% due 11/15/2030	38,000	38,131
	Micron Technology, Inc., 5.80% due 1/15/2035	21,000	22,486
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	46,076
			128,251
	SOFTWARE & SERVICES — 2.9%
	Information Technology Services — 0.9%
	Booz Allen Hamilton, Inc.,
[a]	3.875% due 9/1/2028	40,000	39,382
	5.95% due 4/15/2035	17,000	17,251
[d]	Genpact UK Finco plc / Genpact USA, Inc., 4.95% due 11/18/2030	49,000	48,418
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,065
[a]	Science Applications International Corp., 4.875% due 4/1/2028	50,000	49,776
	Internet Software & Services — 0.4%
	Alphabet, Inc.,
	3.70% due 2/15/2029	25,000	25,019
	4.10% due 2/15/2031	24,000	24,165
	VeriSign, Inc., 5.25% due 6/1/2032	32,000	32,713
	Software — 1.6%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,393
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	70,000	68,533
[a]	MSCI, Inc., 3.625% due 9/1/2030 - 11/1/2031	76,000	72,218

8 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,d]	Open Text Corp., 3.875% due 2/15/2028 - 12/1/2029	$50,000	$46,350
	Oracle Corp., 5.25% due 2/3/2032	41,000	41,150
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	25,000	24,978
[a]	6.50% due 6/1/2032	25,000	25,453
			565,864
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	66,000	67,763
	Electronic Equipment, Instruments & Components — 1.7%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	25,000	24,145
	3.276% due 12/1/2028	34,000	33,167
[d]	Flex Ltd., 4.875% due 5/12/2030	38,000	38,696
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	40,000	40,543
	Trimble, Inc., 4.90% due 6/15/2028	30,000	30,309
	Vontier Corp., 2.40% due 4/1/2028	25,000	24,143
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	100,000	103,961
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,633
	Technology Hardware, Storage & Peripherals — 0.6%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	48,000	48,108
	NetApp, Inc., 5.50% due 3/17/2032	70,000	72,957
			509,425
	TELECOMMUNICATION SERVICES — 0.7%
	Wireless Telecommunication Services — 0.7%
[a]	Crown Castle Towers LLC, 4.241% due 7/15/2048	65,000	65,175
	T-Mobile USA, Inc., 5.125% due 5/15/2032	70,000	72,651
			137,826
	TRANSPORTATION — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,328
			25,328
	UTILITIES — 6.5%
	Electric Utilities — 6.0%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	23,063
	Ameren Corp., 5.375% due 3/15/2035	26,000	26,851
	American Electric Power Co., Inc., 2.30% due 3/1/2030	50,000	46,645
[a]	Boston Gas Co., 3.757% due 3/16/2032	25,000	24,041
[a]	Cleco Power LLC, 5.30% due 1/15/2036	29,000	29,547
	Connecticut Light & Power Co., 4.95% due 8/15/2034	48,000	48,930
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,753
	5.85% due 6/1/2034	30,000	32,260
	Duke Energy Corp., 4.95% due 9/15/2035	50,000	50,116
[a,d]	Electricite de France SA, 6.95% due 1/26/2039	45,000	51,359
[b,d]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	55,000	55,345
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	23,532
	Exelon Corp., 5.125% due 3/15/2031	74,000	77,109
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	10,000	10,145
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	24,150
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	38,415
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	53,000	48,581
[a]	Monongahela Power Co., 3.55% due 5/15/2027	40,000	39,812
[a]	NorthWestern Corp., 5.073% due 3/21/2030	30,000	30,963
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	32,000	33,297
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	70,000	71,304
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	25,812
[a]	PSEG Power LLC, 5.20% due 5/15/2030	44,000	45,405
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	22,404

See notes to financial statements.	Semi-Annual Financial Statements | 9

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	$32,000	$32,924
	Puget Energy, Inc.,
	4.224% due 3/15/2032	25,000	24,322
	5.725% due 3/15/2035	26,000	26,888
	Southern Co., Series A, 3.70% due 4/30/2030	25,000	24,615
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	25,925
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	30,943
	Union Electric Co., 2.95% due 3/15/2030	25,000	24,028
	Virginia Electric & Power Co., 5.05% due 8/15/2034	48,000	48,962
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	26,060
	Gas Utilities — 0.5%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	73,000	74,436
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	26,706
			1,265,648
	TOTAL CORPORATE BONDS (Cost $7,065,705)		7,200,567

	CONVERTIBLE BONDS — 0.4%

	SOFTWARE & SERVICES — 0.4%
	Commercial Services & Supplies — 0.4%
	Block, Inc., Zero Coupon due 5/1/2026	73,000	72,363
			72,363
	TOTAL CONVERTIBLE BONDS (Cost $72,382)		72,363

	OTHER GOVERNMENT — 0.9%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	100,000	64,404
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	26,679
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	77,253
	TOTAL OTHER GOVERNMENT (Cost $152,412)		168,336

	U.S. TREASURY SECURITIES — 27.6%
	U.S. Treasury Bonds, 3.125%, 8/15/2044	1,025,000	839,699
	U.S. Treasury Inflation-Indexed Notes, 0.125%, 2/15/2051	392,077	222,519
	U.S. Treasury Notes,
	3.00%, 5/15/2045	1,850,000	1,473,063
	3.75%, 12/31/2030	160,000	161,600
	4.00%, 6/30/2032 - 11/15/2035	430,000	431,850
	4.25%, 11/15/2034	650,000	667,875
	4.625%, 11/15/2044	1,000,000	1,009,531
	U.S. Treasury Strip Coupon, 7.60%, 11/15/2041	1,120,000	540,883
	TOTAL U.S. TREASURY SECURITIES (Cost $5,135,955)		5,347,020

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,c]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	45,000	45,217
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $45,139)		45,217

	MORTGAGE BACKED — 23.5%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-B Class A1, 1.698% due 5/25/2059	122,650	117,012
[a,b]	Series 2021-C Class A, 6.115% due 1/25/2061	28,578	28,605
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 3.881% due 12/25/2066	74,842	72,412
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,639
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.606% due 11/25/2043	69,657	65,987
[a,b]	Series 2022-ATH1 Class A1A, 3.87% due 1/25/2067	95,029	93,299
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	97,316	97,141
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	96,723	92,201
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4165 Class BE, 1.50% due 2/15/2028	19,496	19,165
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	92,755
	Federal Home Loan Mtg Corp., UMBS Collateral,

10 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool RQ0094, 5.00% due 2/1/2056	$28,903	$29,038
	Pool SD2278, 3.00% due 8/1/2052	104,619	94,897
	Pool SD2601, 2.50% due 2/1/2053	172,464	150,191
	Pool SD8194, 2.50% due 2/1/2052	234,989	204,762
	Pool SD8218, 2.00% due 6/1/2052	111,873	93,201
	Pool SD8225, 3.00% due 7/1/2052	544,326	493,617
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	78,874	79,382
	Pool BL2763, 3.99% due 6/1/2049	89,654	83,651
	Pool BS6056, 3.85% due 8/1/2032	43,000	42,633
	Pool BS7738, 4.20% due 3/1/2033	17,000	17,140
	Federal National Mtg Assoc., CMO REMIC,
	Series 2010-155 Class D, 4.00% due 1/25/2031	35,475	35,310
	Series 2017-46 Class LB, 3.50% due 12/25/2052	24,305	24,131
	Series 2019-6 Class GJ, 3.00% due 2/25/2049	37,929	37,152
	Series 2026-7 Class CD, 4.00% due 4/25/2053	49,719	49,264
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FS4713, 2.50% due 5/1/2053	107,817	93,909
	Pool FS8579, 2.00% due 8/1/2042	241,486	215,982
	Pool FS9660, 5.50% due 10/1/2054	161,793	164,748
	Pool FS9716, 2.00% due 8/1/2042	200,642	179,452
	Pool MA5107, 5.50% due 8/1/2053	172,780	175,902
	Pool MA5611, 4.00% due 2/1/2055	251,224	244,237
	Pool MA5671, 4.50% due 4/1/2055	253,307	250,503
	Pool MA5972, 5.50% due 2/1/2056	29,886	30,393
[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	63,280	60,430
	Government National Mtg Assoc., Pool MA7706, 3.00% due 11/20/2051	340,984	312,940
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	27,076	21,296
	Series 2021-75 Class AC, 1.60% due 4/16/2062	34,697	26,917
	Government National Mtg Assoc., CMO,
[b]	Series 2016-H01 Class FA, 4.697% (TSFR1M + 1.01%) due 1/20/2066	23,687	23,809
	Series 2020-15 Class DL, 3.00% due 9/20/2049	29,396	28,600
	Series 2021-27 Class ED, 1.00% due 2/20/2051	59,665	47,736
[a,b]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	57,817	57,730
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	26,324	25,550
[a,b]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	54,145	54,857
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-1A Class A1, 4.00% due 2/25/2057	66,179	65,265
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	31,863
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	76,219	74,332
[a,b]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	69,710	70,678
[a,b]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	88,197	88,017
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.925% (TSFR1M + 1.26%) due 5/15/2038	50,000	49,854
[a,b]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-1 Class A5, 4.554% due 10/25/2053	15,256	15,240
	TOTAL MORTGAGE BACKED (Cost $4,406,321)		4,554,825

	SHORT-TERM INVESTMENTS — 1.4%
[e]	Thornburg Capital Management Fund	26,554	265,541
	TOTAL SHORT-TERM INVESTMENTS (Cost $265,541)		265,541

	TOTAL INVESTMENTS — 99.5% (Cost $18,746,598)		$19,268,000
	OTHER ASSETS LESS LIABILITIES — 0.5%		103,580

	NET ASSETS — 100.0%		$19,371,580

See notes to financial statements.	Semi-Annual Financial Statements | 11

Schedule of Investments, Continued
Thornburg Core Plus Bond ETF | February 28, 2026 (Unaudited)

OUTSTANDING FUTURES CONTRACTS AT FEBRUARY 28, 2026
CONTRACT DESCRIPTION	CONTRACT AMOUNT	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
LONG CONTRACTS
U.S. Treasury 10 Year Note Futures	2	6/18/2026	$200,000	$ 1,156

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the aggregate value of these securities in the Fund’s portfolio was $5,350,442, representing 27.62% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on February 28, 2026.

c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACB	Agricultural Credit Bank	NZD	Denominated in New Zealand Dollar
AUD	Denominated in Australian Dollar	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage-Backed Securities

COUNTRY EXPOSURE *

(percent of net assets)

United States	94.1%
Canada	1.4%
United Kingdom	0.8%
Australia	0.7%
Bermuda	0.3%
France	0.3%
New Zealand	0.1%
Israel	0.1%
Guatemala	0.1%
Colombia	0.1%
Mexico	0.1%
Other Assets Less Liabilities	1.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

12 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	PREFERRED STOCK — 0.1%

	INSURANCE — 0.1%
	Insurance — 0.1%
[a]	Reinsurance Group of America, Inc. 5.75% (SOFR 3 Month + 4.04%), 6/15/2056	1,775	$44,428
			44,428
	TOTAL PREFERRED STOCK (Cost $44,748)		44,428

	ASSET BACKED SECURITIES — 10.3%

	AUTO RECEIVABLES — 3.5%
[b]	ACM Auto Trust, Series 2023-2A Class B, 9.85% due 6/20/2030	$78,671	79,300
	Carvana Auto Receivables Trust,
	Series 2022-P3 Class A3, 4.61% due 11/10/2027	45,922	45,948
[b]	Series 2023-N3 Class B, 6.45% due 5/10/2028	59,138	59,300
[b]	CPS Auto Receivables Trust, Series 2024-B Class B, 6.04% due 10/16/2028	173,077	173,740
[b]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	95,717	95,996
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	251,638	251,888
	Series 2022-6A Class C, 6.32% due 5/15/2028	38,616	38,679
	Series 2023-2A Class C, 5.75% due 7/17/2028	54,295	54,464
[b]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	200,000	202,346
[b]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	195,892	196,804
	Flagship Credit Auto Trust,
[b]	Series 2022-1 Class C, 3.06% due 3/15/2028	64,112	63,932
[b]	Series 2024-1 Class A2, 5.64% due 3/15/2028	23,837	23,869
	GLS Auto Receivables Issuer Trust,
[b]	Series 2022-1A Class D, 3.97% due 1/18/2028	66,074	66,053
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	73,037	73,569
[b]	Series 2022-3A Class D, 6.42% due 6/15/2028	160,673	162,290
	Lendbuzz Securitization Trust,
[b]	Series 2023-2A Class A2, 7.09% due 10/16/2028	90,025	91,112
[b]	Series 2024-1A Class A2, 6.19% due 8/15/2029	108,023	108,761
[b]	Lobel Automobile Receivables Trust, Series 2023-1 Class C, 8.31% due 10/16/2028	5,368	5,371
[b]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	245,000	247,055
[b]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	204,000	204,334
[b]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	104,952	105,523
	Santander Drive Auto Receivables Trust, Series 2026-1 Class A2, 4.04% due 3/15/2029	236,000	236,009
	Tricolor Auto Securitization Trust,
[b,c]	Series 2023-1A Class D, 8.56% due 7/15/2027	225,240	210,126
[b,c]	Series 2024-2A Class A, 6.36% due 12/15/2027	74,512	68,991
[b]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	94,958	95,274
[b]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	124,418	124,738
			3,085,472
	OTHER ASSET BACKED — 5.1%
[b]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	147,305	147,642
	ACHV ABS Trust,
[b]	Series 2023-4CP Class E, 10.50% due 11/25/2030	74,736	75,001
[b]	Series 2024-3AL Class B, 5.45% due 12/26/2031	188,872	190,270
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	58,490	58,490
[b]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	114,527	114,953
[b]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	3,956	3,958
[b]	BHG Securitization Trust, Series 2023-A Class B, 6.35% due 4/17/2036	198,456	200,190
[b]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	200,000	202,513
	Goodgreen Trust,
[b]	Series 2020-1A Class A, 2.63% due 4/15/2055	261,368	226,209
[b]	Series 2021-1A Class A, 2.66% due 10/15/2056	133,169	115,226
	HPEFS Equipment Trust,
[b]	Series 2023-2A Class C, 6.48% due 1/21/2031	142,635	142,899
[b]	Series 2024-1A Class C, 5.33% due 5/20/2031	305,000	306,410
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	257,637	247,004
[b]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	139,692	138,284

See notes to financial statements.	Semi-Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	$217,421	$182,715
	Marlette Funding Trust,
[b]	Series 2021-3A Class D, 2.53% due 12/15/2031	56,894	56,779
[b]	Series 2023-1A Class C, 7.20% due 4/15/2033	21,116	21,116
[b]	Series 2023-3A Class C, 7.06% due 9/15/2033	59,742	59,849
[b]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	70,250	70,878
	Mosaic Solar Loan Trust,
[b]	Series 2018-1A Class A, 4.01% due 6/22/2043	193,240	185,023
[b]	Series 2020-2A Class B, 2.21% due 8/20/2046	157,898	125,876
[b]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	48,063	48,873
[b]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	243,325	244,453
[b]	Oportun Issuance Trust, Series 2021-C Class A, 2.18% due 10/8/2031	140,544	138,453
[a,b]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.637% due 6/15/2032	175,765	176,440
[b]	Pagaya AI Debt Trust, Series 2024-3 Class A, 6.258% due 10/15/2031	119,053	119,119
[b]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	260,000	261,230
[b]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	52,592	52,803
[b]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	184,590	187,602
	Upgrade Master Pass-Thru Trust,
[b]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	123,616	124,411
[b]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	173,256	173,455
	Upstart Securitization Trust,
[b]	Series 2021-4 Class C, 3.19% due 9/20/2031	67,917	67,787
[b]	Series 2023-2 Class B, 7.92% due 6/20/2033	66,959	67,134
			4,533,045
	STUDENT LOAN — 1.7%
[b]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	231,329	220,901
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	161,566	159,204
	Navient Private Education Refi Loan Trust,
[b]	Series 2019-A Class A2A, 3.42% due 1/15/2043	26,283	26,222
[b]	Series 2019-FA Class A2, 2.60% due 8/15/2068	160,359	155,649
[b]	Series 2019-GA Class A, 2.40% due 10/15/2068	69,291	67,490
[b]	Series 2020-HA Class A, 1.31% due 1/15/2069	29,465	28,055
[b]	Nelnet Student Loan Trust, Series 2021-A Class APT1, 1.36% due 4/20/2062	308,368	295,054
[a]	SLM Student Loan Trust, Series 2012-1 Class A3, 4.732% (SOFR30A + 1.06%) due 9/25/2028	101,495	101,691
	SMB Private Education Loan Trust,
[a,b]	Series 2017-B Class A2B, 4.524% (TSFR1M + 0.86%) due 10/15/2035	40,025	40,013
[b]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	109,353	104,126
[b]	SoFi Professional Loan Program LLC, Series 2020-C Class AFX, 1.95% due 2/15/2046	89,437	84,976
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.482% (TSFR1M + 1.81%) due 11/20/2061	285,000	280,686
			1,564,067
	TOTAL ASSET BACKED SECURITIES (Cost $9,156,799)		9,182,584

	CORPORATE BONDS — 46.3%

	AUTOMOBILES & COMPONENTS — 1.1%
	Automobiles — 1.1%
[a]	American Honda Finance Corp., 4.319% (SOFR + 0.62%) due 12/11/2026	144,000	144,192
[b]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	300,000	307,329
[b]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	50,000	49,424
	Hyundai Capital America,
[b]	5.15% due 3/27/2030	190,000	196,399
[b]	5.45% due 6/24/2026	50,000	50,187
[b]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	200,000	201,056
			948,587
	BANKS — 0.9%
	Banks — 0.9%
[a,d]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	237,000	234,324
[a]	Santander Holdings USA, Inc., 6.124% (SOFR + 1.23%) due 5/31/2027	76,000	76,324
[a]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	141,000	145,762
[a,d]	Wells Fargo & Co., Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	310,000	309,746
			766,156

14 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CAPITAL GOODS — 1.8%
	Aerospace & Defense — 0.5%
[b]	BWX Technologies, Inc., 4.125% due 6/30/2028	$265,000	$262,006
[b]	TransDigm, Inc., 6.75% due 8/15/2028	205,000	208,626
	Machinery — 0.9%
[b,e]	ATS Corp., 4.125% due 12/15/2028	265,000	258,969
[b]	Esab Corp., 6.25% due 4/15/2029	220,000	225,821
[a]	John Deere Capital Corp., 4.312% (SOFR + 0.60%) due 6/11/2027	71,000	71,264
[e]	nVent Finance SARL, 2.75% due 11/15/2031	237,000	215,039
	Trading Companies & Distributors — 0.4%
	LKQ Corp., 6.25% due 6/15/2033	233,000	246,959
[b]	Windsor Holdings III LLC, 8.50% due 6/15/2030	147,000	154,200
			1,642,884
	COMMERCIAL & PROFESSIONAL SERVICES — 2.6%
	Commercial Services & Supplies — 2.1%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	285,000	262,075
[b]	Clean Harbors, Inc., 5.125% due 7/15/2029	262,000	262,018
	CoreCivic, Inc., 8.25% due 4/15/2029	240,000	249,211
[b,e]	Element Fleet Management Corp., 6.271% due 6/26/2026	142,000	142,711
	GEO Group, Inc., 8.625% due 4/15/2029	250,000	260,403
[b]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	410,000	419,828
	UL Solutions, Inc., 6.50% due 10/20/2028	156,000	165,079
[b]	VT Topco, Inc., 8.50% due 8/15/2030	88,000	87,488
	Professional Services — 0.5%
[b]	Gartner, Inc., 3.625% due 6/15/2029	200,000	189,822
[b]	Korn Ferry, 4.625% due 12/15/2027	305,000	304,057
			2,342,692
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.4%
	Specialty Retail — 0.4%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	248,000	248,684
	Genuine Parts Co., 4.95% due 8/15/2029	126,000	127,627
			376,311
	CONSUMER DURABLES & APPAREL — 1.1%
	Household Durables — 0.1%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	45,258
	Leisure Products — 0.2%
	Mattel, Inc., 5.00% due 11/17/2030	213,000	216,154
	Textiles, Apparel & Luxury Goods — 0.8%
[b]	Champ Acquisition Corp., 8.375% due 12/1/2031	240,000	256,186
[b]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	200,000	240,413
[b]	Under Armour, Inc., 7.25% due 7/15/2030	200,000	207,262
			965,273
	CONSUMER SERVICES — 0.5%
	Diversified Consumer Services — 0.2%
	Service Corp. International, 5.75% due 10/15/2032	215,000	219,225
	Hotels, Restaurants & Leisure — 0.3%
[b]	Papa John’s International, Inc., 3.875% due 9/15/2029	270,000	256,014
			475,239
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25% due 3/15/2033	115,000	118,183
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	80,000	83,930
	U.S. Foods, Inc.,
[b]	4.75% due 2/15/2029	105,000	104,453
[b]	5.75% due 4/15/2033	112,000	114,385
			420,951

See notes to financial statements.	Semi-Annual Financial Statements | 15

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ENERGY — 3.0%
	Oil, Gas & Consumable Fuels — 3.0%
[b]	Cameron LNG LLC, 3.402% due 1/15/2038	$175,000	$155,776
[b]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	277,000	284,656
[b]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	242,000	252,830
[e]	Ecopetrol SA, 7.75% due 2/1/2032	170,000	173,497
[e]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	125,000	132,050
[a,d]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	200,000	200,860
[b]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	250,000	258,298
[b]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	100,000	98,993
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	100,000	106,846
	MPLX LP, 4.95% due 9/1/2032	157,000	159,961
	NuStar Logistics LP, 6.00% due 6/1/2026	150,000	150,021
[e]	Petroleos Mexicanos, 5.95% due 1/28/2031	160,000	156,651
	Sunoco LP,
[b]	5.875% due 7/15/2027	150,000	150,036
[b]	7.00% due 5/1/2029	111,000	115,169
[b]	Whistler Pipeline LLC, 5.40% due 9/30/2029	259,000	269,026
			2,664,670
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp.,
	4.90% due 3/15/2030	109,000	112,007
	5.80% due 11/15/2028	100,000	104,416
[b]	American Tower Trust, 3.652% due 3/15/2048	80,000	79,669
	Extra Space Storage LP, 5.70% due 4/1/2028	186,000	192,023
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	160,000	160,717
[b]	Iron Mountain, Inc., 7.00% due 2/15/2029	215,000	220,683
	Realty Income Corp., 4.70% due 12/15/2028	132,000	134,640
[b]	SBA Tower Trust, 1.631% due 5/15/2051	150,000	147,436
	Vornado Realty LP, 2.15% due 6/1/2026	78,000	77,351
			1,228,942
	FINANCIAL SERVICES — 4.6%
	Capital Markets — 2.1%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	149,000	151,959
	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	207,000	206,102
[e]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	251,000	260,596
	Hercules Capital, Inc., 3.375% due 1/20/2027	214,000	210,899
[b]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	250,000	262,075
[b]	LPL Holdings, Inc., 4.625% due 11/15/2027	227,000	227,039
	Main Street Capital Corp., 6.50% due 6/4/2027	276,000	280,571
	Nasdaq, Inc., 5.55% due 2/15/2034	155,000	163,309
	TPG Operating Group II LP, 4.875% due 5/15/2031	118,000	118,507
	Consumer Finance — 0.4%
	FirstCash, Inc.,
[b]	5.625% due 1/1/2030	190,000	190,004
[b]	6.875% due 3/1/2032	123,000	127,062
	Financial Services — 1.6%
[b]	Antares Holdings LP, 6.35% due 10/23/2029	250,000	255,990
[a,e]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	200,000	201,518
	Citigroup, Inc.,
[a]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	49,652
[a]	4.952% (SOFR + 1.46%) due 5/7/2031	210,000	215,676
[b]	EZCORP, Inc., 7.375% due 4/1/2032	200,000	214,508
[a]	Goldman Sachs Group, Inc., 4.52% (SOFR + 0.82%) due 9/10/2027	50,000	50,083
[a]	JPMorgan Chase & Co., 4.455% (SOFR + 0.77%) due 9/22/2027	71,000	71,126
[e]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	210,000	224,087
[f]	Western Union Co., 4.75% due 6/15/2029	178,000	178,361

16 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Mortgage Real Estate Investment Trusts — 0.5%
	Lineage OP LP, 5.25% due 7/15/2030	$280,000	$285,513
[b]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	182,000	188,221
			4,132,858
	FOOD, BEVERAGE & TOBACCO — 2.0%
	Beverages — 0.6%
[e]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	215,000	212,809
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	59,000	59,324
	4.60% due 5/15/2030	220,000	222,150
	Food Products — 0.8%
	Conagra Brands, Inc., 4.85% due 11/1/2028	134,000	135,880
[b]	Darling Ingredients, Inc., 5.25% due 4/15/2027	214,000	213,991
	Flowers Foods, Inc., 5.75% due 3/15/2035	223,000	220,710
	Post Holdings, Inc.,
[b]	6.375% due 3/1/2033	111,000	113,071
[b]	6.50% due 3/15/2036	50,000	50,800
	Tobacco — 0.6%
	Altria Group, Inc., 2.45% due 2/4/2032	192,000	172,278
	BAT Capital Corp., 4.625% due 3/22/2033	193,000	193,714
[b,e]	Imperial Brands Finance plc, 6.125% due 7/27/2027	210,000	215,823
			1,810,550
	HEALTH CARE EQUIPMENT & SERVICES — 2.4%
	Health Care Equipment & Supplies — 1.0%
	Baxter International, Inc., 4.90% due 12/15/2030	259,000	260,502
	Hologic, Inc.,
[b]	3.25% due 2/15/2029	121,000	120,361
[b]	4.625% due 2/1/2028	139,000	138,893
[b]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	165,000	170,280
[b]	VSP Optical Group, Inc., 5.45% due 12/1/2035	258,000	262,038
	Health Care Providers & Services — 1.4%
	Centene Corp., 4.625% due 12/15/2029	240,000	234,127
	Charles River Laboratories International, Inc.,
[b]	3.75% due 3/15/2029	147,000	141,639
[b]	4.25% due 5/1/2028	125,000	123,136
[b]	Highmark, Inc., 1.45% due 5/10/2026	50,000	49,689
	IQVIA, Inc.,
[b]	5.00% due 5/15/2027	200,000	199,576
	5.70% due 5/15/2028	210,000	216,122
	Tenet Healthcare Corp., 6.125% due 6/15/2030	165,000	168,338
	Universal Health Services, Inc., 4.625% due 10/15/2029	101,000	102,154
			2,186,855
	HOUSEHOLD & PERSONAL PRODUCTS — 1.1%
	Household Products — 0.8%
[b]	Energizer Holdings, Inc., 4.75% due 6/15/2028	303,000	300,509
[b]	Prestige Brands, Inc., 3.75% due 4/1/2031	223,000	208,692
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	92,000	87,442
	5.25% due 12/15/2026	95,000	94,913
	Personal Care Products — 0.3%
[b]	Edgewell Personal Care Co., 5.50% due 6/1/2028	305,000	304,366
			995,922
	INSURANCE — 6.3%
	Insurance — 6.3%
	American National Global Funding,
[b]	5.25% due 6/3/2030	194,000	197,779
[b]	5.55% due 1/28/2030	129,000	132,424
	Aon North America, Inc., 5.45% due 3/1/2034	247,000	257,843
[b]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	274,000	258,056
	Brown & Brown, Inc., 5.65% due 6/11/2034	200,000	205,542

See notes to financial statements.	Semi-Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CNO Financial Group, Inc., 6.45% due 6/15/2034	$315,000	$328,784
[b]	CNO Global Funding, 4.95% due 9/9/2029	100,000	102,031
[b]	Constellation Global Funding, 4.85% due 10/22/2030	200,000	199,442
[b]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	65,379
[b,e]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	259,000	264,885
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	278,000	250,161
[b]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	249,000	255,758
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	187,000	194,059
[e]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	278,000	281,205
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	242,000	216,873
	First American Financial Corp., 2.40% due 8/15/2031	244,000	215,088
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	251,000	260,812
[b]	GA Global Funding Trust, 4.50% due 9/18/2030	266,000	262,646
	Horace Mann Educators Corp., 4.70% due 10/1/2030	240,000	241,135
	Lincoln National Corp., 5.35% due 11/15/2035	199,000	194,260
[b]	New York Life Global Funding, 4.55% due 1/28/2033	50,000	50,388
[b]	Protective Life Corp., 4.70% due 1/15/2031	259,000	261,331
[b]	Reliance Standard Life Global Funding II, 2.75% due 1/21/2027	200,000	197,362
	RLI Corp., 5.375% due 6/1/2036	180,000	179,656
	Stewart Information Services Corp., 3.60% due 11/15/2031	312,000	282,082
	Willis North America, Inc.,
	4.55% due 3/15/2031	160,000	160,147
	5.35% due 5/15/2033	65,000	66,957
			5,582,085
	MATERIALS — 2.5%
	Chemicals — 0.5%
[b,e]	NOVA Chemicals Corp., 5.25% due 6/1/2027	255,000	256,367
[b,e]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	235,000	215,406
	Containers & Packaging — 1.7%
[e]	Amcor Group Finance plc, 5.45% due 5/23/2029	112,000	116,539
	AptarGroup, Inc., 4.75% due 3/30/2031	80,000	81,186
	Ball Corp.,
	5.50% due 9/15/2033	105,000	108,026
	6.00% due 6/15/2029	79,000	81,435
[b]	Crown Americas LLC, 5.875% due 6/1/2033	300,000	308,262
	Graphic Packaging International LLC,
[b]	1.512% due 4/15/2026	131,000	130,404
[b]	3.50% due 3/1/2029	236,000	225,276
	Sealed Air Corp.,
[b]	5.00% due 4/15/2029	136,000	137,134
[b]	6.50% due 7/15/2032	116,000	119,673
[b]	Silgan Holdings, Inc., 1.40% due 4/1/2026	177,000	176,572
	Metals & Mining — 0.3%
[b]	Novelis Corp., 3.875% due 8/15/2031	290,000	265,550
			2,221,830
	MEDIA & ENTERTAINMENT — 1.2%
	Media — 1.2%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	330,000	307,504
	Lamar Media Corp., 3.75% due 2/15/2028	310,000	304,941
[b]	News Corp., 3.875% due 5/15/2029	267,000	260,354
[b]	Sirius XM Radio LLC, 5.00% due 8/1/2027	191,000	190,968
			1,063,767
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.2%
	Biotechnology — 0.6%
[b]	BioMarin Pharmaceutical, Inc., 5.50% due 2/15/2034	250,000	252,180
	Illumina, Inc., 4.65% due 9/9/2026	306,000	306,679
	Life Sciences Tools & Services — 0.3%
[b]	Avantor Funding, Inc., 4.625% due 7/15/2028	265,000	262,491

18 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Pharmaceuticals — 0.3%
	Viatris, Inc., 2.30% due 6/22/2027	$270,000	$263,277
			1,084,627
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	260,000	260,918
			260,918
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Micron Technology, Inc., 5.65% due 11/1/2032	114,000	121,522
[b]	Qorvo, Inc., 3.375% due 4/1/2031	253,000	233,145
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	109,000	108,315
			462,982
	SOFTWARE & SERVICES — 3.1%
	Information Technology Services — 1.3%
[b]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	273,000	268,782
[e]	Genpact UK Finco plc / Genpact USA, Inc., 4.95% due 11/18/2030	199,000	196,636
	Global Payments, Inc., 5.30% due 8/15/2029	307,000	315,559
[b]	Insight Enterprises, Inc., 6.625% due 5/15/2032	188,000	188,487
[b]	Science Applications International Corp., 4.875% due 4/1/2028	206,000	205,077
	Internet Software & Services — 0.5%
	Alphabet, Inc.,
	3.70% due 2/15/2029	100,000	100,078
	4.10% due 2/15/2031	95,000	95,653
[b]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	55,000	53,948
	VeriSign, Inc., 5.25% due 6/1/2032	207,000	211,610
	Software — 1.3%
[b,e]	Constellation Software, Inc., 5.158% due 2/16/2029	115,000	116,808
	Fair Isaac Corp.,
[b]	4.00% due 6/15/2028	150,000	146,857
[b]	5.25% due 5/15/2026	68,000	68,003
[b]	MSCI, Inc., 4.00% due 11/15/2029	232,000	227,722
	Open Text Corp.,
[b,e]	3.875% due 2/15/2028	170,000	162,176
[b,e]	6.90% due 12/1/2027	50,000	51,374
	Oracle Corp.,
[a]	4.445% (SOFR + 0.76%) due 8/3/2028	71,000	70,247
	5.25% due 2/3/2032	61,000	61,223
	SS&C Technologies, Inc.,
[b]	5.50% due 9/30/2027	105,000	104,910
[b]	6.50% due 6/1/2032	115,000	117,082
			2,762,232
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.9%
	Electronic Equipment, Instruments & Components — 1.4%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	275,000	273,914
[e]	Flex Ltd., 6.00% due 1/15/2028	185,000	191,111
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	163,000	165,212
	Trimble, Inc., 4.90% due 6/15/2028	135,000	136,389
[b]	WESCO Distribution, Inc., 6.375% due 3/15/2029	212,000	218,029
[b]	Zebra Technologies Corp., 6.50% due 6/1/2032	213,000	218,391
	Technology Hardware, Storage & Peripherals — 0.5%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	192,000	192,430
	NetApp, Inc., 5.50% due 3/17/2032	262,000	273,067
			1,668,543
	TELECOMMUNICATION SERVICES — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,e]	Orange SA, 4.75% due 1/13/2033	227,000	229,454
			229,454

See notes to financial statements.	Semi-Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TRANSPORTATION — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	$50,000	$51,529
			51,529
	UTILITIES — 5.5%
	Electric Utilities — 4.9%
[b]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	125,000	131,420
	Ameren Corp., 5.375% due 3/15/2035	184,000	190,022
	Arizona Public Service Co., 5.70% due 8/15/2034	262,000	277,689
	Black Hills Corp., 2.50% due 6/15/2030	168,000	156,413
[b]	Cleco Power LLC, 5.30% due 1/15/2036	119,000	121,244
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	20,000	20,282
	5.00% due 6/15/2030	167,000	172,083
[a,d]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	220,000	219,041
	DTE Energy Co.,
	4.875% due 6/1/2028	50,000	50,966
	5.05% due 10/1/2035	121,000	122,053
	5.20% due 4/1/2030	131,000	135,930
[b,e]	Electricite de France SA, 5.75% due 1/13/2035	102,000	108,606
[a,e]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	175,000	176,099
	Entergy Arkansas LLC, 5.45% due 6/1/2034	187,000	197,833
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	155,000	159,084
	Eversource Energy,
	2.55% due 3/15/2031	130,000	119,276
	5.45% due 3/1/2028	126,000	129,316
	Exelon Corp., 5.125% due 3/15/2031	186,000	193,814
[b]	ITC Holdings Corp., 5.65% due 5/9/2034	148,000	155,813
[b]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	208,000	211,343
[b]	NorthWestern Corp., 5.073% due 3/21/2030	186,000	191,972
[b]	Ohio Edison Co., 4.95% due 12/15/2029	107,000	110,020
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	279,000	288,067
[b]	PSEG Power LLC, 5.20% due 5/15/2030	210,000	216,705
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	280,000	290,136
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	73,000	76,292
	Southern Co., 3.25% due 7/1/2026	50,000	49,883
	Union Electric Co., 2.95% due 3/15/2030	123,000	118,217
	Gas Utilities — 0.6%
[b,e]	APA Infrastructure Ltd., 5.125% due 9/16/2034	95,000	96,869
[b]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	52,000	51,991
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	134,000	140,839
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	179,000	185,550
			4,864,868
	TOTAL CORPORATE BONDS (Cost $40,840,515)		41,210,725

	CONVERTIBLE BONDS — 0.3%

	SOFTWARE & SERVICES — 0.3%
	Commercial Services & Supplies — 0.3%
	Block, Inc., Zero Coupon due 5/1/2026	288,000	285,486
			285,486
	TOTAL CONVERTIBLE BONDS (Cost $285,561)		285,486

	OTHER GOVERNMENT — 0.8%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	325,000	209,312
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	495,000	92,445
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	74,817
	U.K. Gilts (GBP), 3.25% due 1/31/2033	262,000	337,340
	TOTAL OTHER GOVERNMENT (Cost $647,843)		713,914

20 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 16.2%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 2/15/2051	$267,608	$151,878
	1.625%, 10/15/2027	722,001	733,818
	1.75%, 1/15/2034	258,284	263,026
	U.S. Treasury Notes,
	1.875%, 11/15/2051	533,000	307,641
	2.50%, 2/15/2045	313,000	229,713
	3.00%, 5/15/2045	2,500,000	1,990,625
	4.00%, 6/30/2032 - 11/15/2035	2,869,000	2,881,519
	4.125%, 2/15/2036	2,650,000	2,685,195
	4.25%, 11/15/2034	597,000	613,418
	4.625%, 2/15/2035	2,939,000	3,100,645
	4.75%, 2/15/2045	1,055,000	1,081,540
	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	260,000	166,521
	6.39%, 5/15/2037	325,000	202,593
	TOTAL U.S. TREASURY SECURITIES (Cost $14,001,049)		14,408,132

	U.S. GOVERNMENT AGENCIES — 0.2%
[a,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	205,000	205,988
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $205,740)		205,988

	MORTGAGE BACKED — 22.0%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	467,603	446,109
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	210,873
[a,b]	Series 2022-1 Class A1, 3.881% due 12/25/2066	150,318	145,437
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	16,720	16,451
[a,b]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	308,013	302,437
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	149,041	148,573
[a,b]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	275,000	272,521
[a,b]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	100,000	103,568
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	260,000	243,116
[a,b]	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-8 Class A2, 6.00% due 6/25/2056	403,994	409,486
[a,b]	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-2 Class A1, 4.757% due 3/25/2067	92,559	93,034
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	369,000	389,163
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	384,209	382,979
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	263,114	262,639
[a,b]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.463% due 5/25/2065	175,000	177,623
[a]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	79,901	76,166
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4204 Class AD, 1.50% due 8/15/2042	116,373	111,664
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	185,509

	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	89,224	76,885
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	551,088	565,110
	Pool RQ0094, 5.00% due 2/1/2056	181,390	182,240
	Pool SD2601, 2.50% due 2/1/2053	521,600	454,237
	Pool SD8218, 2.00% due 6/1/2052	145,020	120,816
	Pool SD8255, 3.50% due 10/1/2052	352,051	332,503
	Pool SD8491, 5.00% due 12/1/2054	996,657	1,001,813
	Federal National Mtg Assoc.,
[a]	Pool BM7605, 1.984% (2.28% - SOFR30A) due 7/1/2052	113,775	108,601
	Pool BS3483, 2.26% due 10/1/2041	160,000	120,047
	Federal National Mtg Assoc., CMO REMIC,
	Series 2012-134 Class MX, 3.50% due 5/25/2042	386,324	384,146
	Series 2026-7 Class CD, 4.00% due 4/25/2053	198,876	197,054
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	132,063	131,132
	Pool FA1110, 4.50% due 9/1/2054	512,598	508,864

See notes to financial statements.	Semi-Annual Financial Statements | 21

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Pool FS4713, 2.50% due 5/1/2053	$721,543	$628,470
	Pool FS8875, 3.00% due 7/1/2053	1,384,999	1,255,975
	Pool FS9660, 5.50% due 10/1/2054	1,116,788	1,137,185
	Pool FS9716, 2.00% due 8/1/2042	343,321	307,062
	Pool MA5611, 4.00% due 2/1/2055	137,462	133,639
	Pool MA5972, 5.50% due 2/1/2056	179,317	182,358
	Government National Mtg Assoc.,
	Pool MA6283, 3.00% due 11/20/2049	334,421	307,637
	Pool MA7706, 3.00% due 11/20/2051	559,479	513,465
	Pool MA8098, 3.00% due 6/20/2052	1,152,668	1,057,273
	Government National Mtg Assoc., CMO,
	Series 2018-83 Class AE, 3.50% due 11/20/2044	235,074	234,320
	Series 2021-27 Class ED, 1.00% due 2/20/2051	219,909	175,942
	Series 2025-139 Class DT, 5.00% due 3/20/2065	207,142	208,775
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.355% due 11/25/2049	88,597	84,901
[a,b]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	363,369	360,448
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	95,116	94,916
[a,b]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	85,000	80,882
[a,b]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	121,416	121,233
[a,b]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 5.353% (TSFR1M + 1.69%) due 3/15/2040	24,138	24,143
[a,b]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	276,388	288,589
[b]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	225,000	217,531
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2022-INV3 Class A1, 6.00% due 10/25/2057	210,264	209,809
[a,b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	133,505	133,732
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	168,692	166,361
[a,b]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	208,042	199,184
[a,b]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	88,885	77,523
[a,b]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	390,000	390,970
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	268,028
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	142,601	121,917
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	142,450	144,428
[a,b]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	81,868	81,704
[b]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	103,373
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	59,821
[a,b]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	264,591	264,050
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 4.925% (TSFR1M + 1.26%) due 5/15/2038	80,000	79,767
[a,b]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.248% (TSFR1M + 2.59%) due 4/15/2042	41,199	41,406
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	136,475
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	242,031	242,336
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	108,880	107,297
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	54,065	53,710
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	93,456
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	189,143	175,161
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	93,309	85,488
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	265,854	223,022
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	160,690	142,811
[a,b]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	160,000	157,031
[a,b]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	44,393	44,403
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2017-C40 Class A2, 2.495% due 10/15/2050	73,482	71,764
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.778% due 1/20/2046	127,764	124,316
	TOTAL MORTGAGE BACKED (Cost $19,189,537)		19,574,883

20 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 3.5%
[g]	Thornburg Capital Management Fund	314,063	$3,140,632
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,140,632)		3,140,632

	TOTAL INVESTMENTS — 99.7% (Cost $87,512,424)		$88,766,772

	OTHER ASSETS LESS LIABILITIES — 0.3%		275,126

	NET ASSETS — 100.0%		$89,041,898

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT FEBRUARY 28, 2026
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	194,200	3/25/2026	229,816	$1,628	$—
Net unrealized appreciation (depreciation)						$1,628

* Counterparty includes State Street Bank and Trust Company (“SSB”).

OUTSTANDING CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS AT FEBRUARY 28, 2026
		FIXED				UPFRONT	VALUE AND
		RATE				PREMIUMS	UNREALIZED
REFERENCE		(PAY)/	PAYMENT	EXPIRATION	NOTIONAL	(RECEIVED)/	APPRECIATION/
ENTITY	CLEARINGHOUSE*	RECEIVE	FREQUENCY	DATE	AMOUNT	PAID	(DEPRECIATION)

PROTECTION SOLD CONTRACTS
CDX North America High Yield Index Series 45	ICE	5.00%	Quarterly	12/20/2030	$361,350	$25,257	$2,619

* Clearinghouse includes Intercontinental Exchange (“ICE”).

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on February 28, 2026.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the aggregate value of these securities in the Fund’s portfolio was $38,365,542, representing 43.09% of the Fund’s net assets.

c	Bond in default.

d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	When-issued security.
g	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	Mtg	Mortgage
ACB	Agricultural Credit Bank	NZD	Denominated in New Zealand Dollar
AUD	Denominated in Australian Dollar	REMIC	Real Estate Mortgage Investment Conduit
BRL	Denominated in Brazilian Real	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
CMT	Constant Maturity Rate	TSFR3M	Term SOFR 3 Month
EUR	Denominated in Euro	UMBS	Uniform Mortgage-Backed Securities
GBP	Denominated in Pound Sterling

See notes to financial statements.	Semi-Annual Financial Statements | 23

Schedule of Investments, Continued

Thornburg Multi Sector Bond ETF | February 28, 2026 (Unaudited)

COUNTRY EXPOSURE *

(percent of net assets)

United States	89.6%
Canada	2.2%
United Kingdom	1.3%
Australia	0.6%
Germany	0.6%
France	0.4%
Bermuda	0.3%
Japan	0.3%
Guatemala	0.2%
Colombia	0.2%
Mexico	0.2%
Israel	0.1%
Brazil	0.1%
New Zealand	0.1%
Other Assets Less Liabilities	3.8%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

24 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg International Equity ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 91.7%

	AUTOMOBILES & COMPONENTS — 1.4%
	Automobile Components — 1.4%
	Cie Generale des Etablissements Michelin SCA	151,699	$6,161,420
			6,161,420
	BANKS — 9.7%
	Banks — 9.7%
	BNP Paribas SA	147,613	16,644,381
	ING Groep NV	443,487	12,896,889
	Mitsubishi UFJ Financial Group, Inc.	716,088	13,615,419
			43,156,689
	CAPITAL GOODS — 19.6%
	Aerospace & Defense — 3.5%
	MTU Aero Engines AG	20,116	8,678,603
	Rheinmetall AG	887	1,742,152
	Safran SA	12,186	4,891,925
	Building Products — 1.6%
	Cie de Saint-Gobain SA	70,676	7,196,484
	Construction & Engineering — 2.4%
	Ferrovial SE	141,905	10,582,286
	Electrical Equipment — 7.1%
	ABB Ltd.	114,965	10,736,345
	Mitsubishi Electric Corp.	286,175	10,981,422
	Schneider Electric SE	30,579	9,990,152
	Industrial Conglomerates — 5.0%
	Hitachi Ltd.	329,275	11,021,881
	Siemens AG	37,823	11,048,296
			86,869,546
	COMMERCIAL & PROFESSIONAL SERVICES — 1.0%
	Professional Services — 1.0%
	Recruit Holdings Co. Ltd.	101,749	4,474,675
			4,474,675
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.2%
	Broadline Retail — 0.2%
[a]	Sea Ltd. ADR	9,383	1,017,586
			1,017,586
	CONSUMER DURABLES & APPAREL — 3.4%
	Household Durables — 2.2%
	Sony Group Corp.	427,486	9,974,902
	Textiles, Apparel & Luxury Goods — 1.2%
[a]	Amer Sports, Inc.	19,669	747,028
	LVMH Moet Hennessy Louis Vuitton SE	6,875	4,416,631
			15,138,561
	CONSUMER SERVICES — 2.1%
	Hotels, Restaurants & Leisure — 2.1%
	Compass Group plc	61,757	1,891,404
	Galaxy Entertainment Group Ltd. ADR	281,154	7,473,073
			9,364,477
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
	Alimentation Couche-Tard, Inc.	133,428	8,098,522
			8,098,522
	ENERGY — 3.8%
	Oil, Gas & Consumable Fuels — 3.8%
	Shell plc	134,107	5,541,906
	TotalEnergies SE	141,956	$11,276,632
			16,818,538

See notes to financial statements.	Semi-Annual Financial Statements | 25

Schedule of Investments, Continued

Thornburg International Equity ETF | February 28, 2026 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE

FINANCIAL SERVICES — 1.3%
Capital Markets — 1.3%
Japan Exchange Group, Inc.	426,812	5,837,995
		5,837,995
FOOD, BEVERAGE & TOBACCO — 0.7%
Beverages — 0.7%
Diageo plc Sponsored ADR	33,521	3,000,130
		3,000,130
HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Health Care Equipment & Supplies — 2.3%
Alcon AG	116,197	10,101,985
		10,101,985
HOUSEHOLD & PERSONAL PRODUCTS — 2.0%
Personal Care Products — 2.0%
L’Oreal SA	19,001	8,915,465
		8,915,465
INSURANCE — 4.9%
Insurance — 4.9%
Generali	192,903	8,235,824
NN Group NV	166,913	13,657,244
		21,893,068
MATERIALS — 6.1%
Chemicals — 3.2%
Air Liquide SA	27,181	5,720,188
Linde plc	16,392	8,328,447
Metals & Mining — 2.9%
Freeport-McMoRan, Inc.	66,330	4,515,746
Glencore plc	1,156,226	8,300,962
		26,865,343

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.9%
Pharmaceuticals — 5.9%
AstraZeneca plc	59,968	12,500,330
Roche Holding AG	28,514	13,607,227
		26,107,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	135,407	8,655,185
		8,655,185
SOFTWARE & SERVICES — 1.8%
Software — 1.8%
SAP SE	38,785	7,828,850
		7,828,850
TECHNOLOGY HARDWARE & EQUIPMENT — 3.0%
Electronic Equipment, Instruments & Components — 1.7%
Keyence Corp.	18,106	7,661,056
Technology Hardware, Storage & Peripherals — 1.3%
FUJIFILM Holdings Corp.	263,573	5,476,578
		13,137,634
TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 4.1%
Orange SA	841,341	$18,069,428
		18,069,428

26 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 3.7%
	Air Freight & Logistics — 1.4%
	Deutsche Post AG ADR	105,549	6,218,947
	Ground Transportation — 2.3%
	Canadian Pacific Kansas City Ltd.	118,490	10,378,539
			16,597,486
	UTILITIES — 11.0%
	Electric Utilities — 7.7%
	Endesa SA	274,524	11,205,193
	Enel SpA	962,845	11,588,859
	Iberdrola SA	475,417	11,254,566
	Multi-Utilities — 3.3%
	E.ON SE	638,102	14,827,054
			48,875,672
	TOTAL COMMON STOCK (Cost $335,818,947)		406,985,812

	SHORT-TERM INVESTMENTS — 8.4%
[b]	Thornburg Capital Management Fund	3,756,463	37,564,631
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,564,631)		37,564,631

	TOTAL INVESTMENTS — 100.1% (Cost $373,383,578)		$444,550,443

	LIABILITIES NET OF OTHER ASSETS — (0.1)%		(552,583)

	NET ASSETS — 100.0%		$443,997,860

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

France	20.5%
Japan	17.0%
United States	15.4%
Germany	12.4%
Netherlands	6.5%
Spain	5.5%
Italy	4.9%
Canada	4.5%
United Kingdom	4.3%
Switzerland	2.6%
Taiwan	2.1%
Australia	2.0%
Macao	1.8%
Singapore	0.3%
Finland	0.2%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Semi-Annual Financial Statements | 27

Schedule of Investments

Thornburg International Growth ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 99.5%

	AUTOMOBILES & COMPONENTS — 3.6%
	Automobiles — 3.6%
	Ferrari NV	491	$186,541
			186,541
	BANKS — 3.2%
	Banks — 3.2%
	BNP Paribas SA	835	94,152
[a]	NU Holdings Ltd. Class A	4,660	69,807
			163,959
	CAPITAL GOODS — 14.5%
	Aerospace & Defense — 6.1%
	MTU Aero Engines AG ADR	354	76,067
	Rolls-Royce Holdings plc	9,299	166,715
	Thales SA ADR	1,097	66,884
	Building Products — 1.3%
	Nitto Boseki Co. Ltd.	421	67,953
	Electrical Equipment — 2.9%
	Schneider Electric SE	453	147,995
	Trading Companies & Distributors — 4.2%
	AerCap Holdings NV	568	84,882
	Diploma plc	1,730	131,995
			742,491
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 7.3%
	Broadline Retail — 7.3%
[a]	Amazon.com, Inc.	313	65,730
[a]	MercadoLibre, Inc.	91	159,940
[a]	Sea Ltd. ADR	1,357	147,166
			372,836
	CONSUMER DURABLES & APPAREL — 1.6%
	Textiles, Apparel & Luxury Goods — 1.6%
	Brunello Cucinelli SpA	867	84,289
			84,289
	CONSUMER SERVICES — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
[a]	Flutter Entertainment plc	352	37,361
			37,361
	FINANCIAL SERVICES — 9.6%
	Capital Markets — 6.6%
	Deutsche Boerse AG	449	123,203
[a,b]	Fairfax India Holdings Corp.	3,659	64,582
	Hong Kong Exchanges & Clearing Ltd. ADR	596	32,142
	Japan Exchange Group, Inc.	8,702	119,027
	Financial Services — 3.0%
	Mastercard, Inc. Class A	292	151,025
			489,979
	HEALTH CARE EQUIPMENT & SERVICES — 7.8%
	Health Care Equipment & Supplies — 7.8%
	Alcon AG	1,314	114,237
	Hoya Corp.	1,582	286,407
			400,644
	HOUSEHOLD & PERSONAL PRODUCTS — 2.4%
	Personal Care Products — 2.4%
	Beiersdorf AG	946	120,239
			120,239

28 | Semi-Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Growth ETF | February 28, 2026 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE

	MATERIALS — 3.8%
	Chemicals — 3.8%
	Air Liquide SA	920	$193,612
			193,612
	MEDIA & ENTERTAINMENT — 3.4%
	Interactive Media & Services — 3.4%
[a,b]	SMG Swiss Marketplace Group AG	2,086	82,458
	Vend Marketplaces ASA	3,741	93,747
			176,205
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.7%
	Biotechnology — 0.3%
[a,b]	BioArctic AB Class B	476	16,291
	Life Sciences Tools & Services — 3.2%
	Lonza Group AG	235	163,848
	Pharmaceuticals — 5.2%
	AstraZeneca plc	1,269	264,523
			444,662
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.9%
	Semiconductors & Semiconductor Equipment — 20.9%
[a]	Advanced Micro Devices, Inc.	390	78,082
	ASM International NV	174	146,727
	ASML Holding NV	230	334,943
	BE Semiconductor Industries NV	616	137,753
	NVIDIA Corp.	408	72,293
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,746	303,364
			1,073,162
	SOFTWARE & SERVICES — 7.9%
	Information Technology Services — 5.1%
	Nomura Research Institute Ltd.	5,132	143,548
[a]	Shopify, Inc. Class A	948	114,452
	Software — 2.8%
[a]	Cadence Design Systems, Inc.	156	47,019
[a]	Cellebrite DI Ltd.	2,251	30,028
[a]	Money Forward, Inc.	1,917	39,169
	WiseTech Global Ltd.	828	28,052
			402,268
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.9%
	Communications Equipment — 1.9%
[a]	Arista Networks, Inc.	725	96,788
			96,788
	UTILITIES — 2.2%
	Multi-Utilities — 2.2%
	E.ON SE	4,913	114,159
			114,159
	TOTAL COMMON STOCK (Cost $4,519,504)		5,099,195

	SHORT-TERM INVESTMENTS — 0.5%
[c]	Thornburg Capital Management Fund	2,697	26,965
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,965)		26,965
	TOTAL INVESTMENTS — 100.0% (Cost $4,546,469)		$5,126,160
	OTHER ASSETS LESS LIABILITIES — 0.0%		946
	NET ASSETS — 100.0%		$5,127,106

See notes to financial statements.	Semi-Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg International Growth ETF | February 28, 2026 (Unaudited)

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the aggregate value of these securities in the Fund’s portfolio was $163,331, representing 3.19% of the Fund’s net assets.
c	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	15.9%
Japan	12.9%
Netherlands	12.1%
United Kingdom	11.0%
Germany	8.5%
France	7.0%
Taiwan	6.0%
Italy	5.3%
Switzerland	4.8%
Brazil	4.5%
Singapore	2.9%
Canada	2.2%
Norway	1.8%
Ireland	1.7%
India	1.3%
Hong Kong	0.6%
Israel	0.6%
Australia	0.6%
Sweden	0.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

30 | Semi-Annual Financial Statements	See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	CORE PLUS BOND ETF	MULTI SECTOR BOND ETF	INTERNATIONAL EQUITY ETF	INTERNATIONAL GROWTH ETF
ASSETS
Investments at cost
Non-affiliated issuers	$18,481,057	$84,371,792	$335,818,947	$4,519,504
Non-controlled affiliated issuers	265,541	3,140,632	37,564,631	26,965
Investments at value
Non-affiliated issuers	19,002,459	85,626,140	406,985,812	5,099,195
Non-controlled affiliated issuers	265,541	3,140,632	37,564,631	26,965
Foreign currency at value (a)	1	5	399,358	66
Deposits at broker	8,250	27,889	-	-
Unrealized appreciation on forward currency contracts	-	1,628	-	-
Receivable for investments sold	-	-	1,470,431	-
Receivable for variation margin on futures contracts	6,748	-	-	-
Receivable for variation margin on centrally cleared swap agreements	-	12,775	-	-
Receivable for fund shares sold	-	-	4,902,185	-
Dividends receivable	794	6,486	249,100	3,123
Tax reclaims receivable	139	564	91,245	549
Principal and interest receivable	165,663	761,024	-	-

Total Assets	19,449,595	89,577,143	451,662,762	5,129,898

LIABILITIES
Payable for investments purchased	71,370	501,328	7,484,730	92
Payable to investment advisor and other affiliates	6,645	33,917	180,172	2,700

Total Liabilities	78,015	535,245	7,664,902	2,792

NET ASSETS	$19,371,580	$89,041,898	$443,997,860	$5,127,106

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$18,868,628	$87,344,196	$373,295,270	$5,043,273
Distributable earnings	502,952	1,697,702	70,702,590	83,833

NET ASSETS	$19,371,580	$89,041,898	$443,997,860	$5,127,106

NET ASSET VALUE
Net assets applicable to shares outstanding	$19,371,580	$89,041,898	$443,997,860	$5,127,106
Shares outstanding	750,000	3,450,000	12,680,000	200,000
Net asset value and redemption price per share	25.83	25.81	35.02	25.64

(a)	Cost of foreign currency is $1; $5; $399,357; $66 respectively.

See notes to financial statements.

Semi-Annual Financial Statements | 31

Statements of Operations

Six Months Ended February 28, 2026 (Unaudited)

	THORNBURG	THORNBURG	THORNBURG	THORNBURG
	CORE PLUS BOND ETF	MULTI SECTOR BOND ETF	INTERNATIONAL EQUITY ETF	INTERNATIONAL GROWTH ETF
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$638	$2,641,152	$14,395
Non-controlled affiliated issuers	8,854	16,197	246,301	1,458
Dividend taxes withheld	-	-	(253,890)	(1,147)
Interest income	475,977	2,023,593	122	-

Total Income	484,831	2,040,428	2,633,685	14,706

EXPENSES
Investment management fees	42,841	213,891	918,339	17,406
Legal fees	286	1,169	3,868	75

Total Expenses	43,127	215,060	922,207	17,481

Net Investment Income (Loss)	$441,704	$1,825,368	$1,711,478	$(2,775)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$(21,544)	$54,318	$(1,505,478)	$(256,376)
In-kind redemptions	-	131,585	954,094	-
Futures contracts	1,515	-	-	-
Swap agreements	-	7,420	-	-
Foreign currency transactions	(7)	(3,529)	(10,970)	25

Net realized gain (loss)	(20,036)	189,794	(562,354)	(256,351)

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	384,577	610,598	52,333,077	287,727
Forward currency contracts	-	3,491	-	-
Futures contracts	1,312	-	-	-
Swap agreements	-	(559)	-	-
Foreign currency translations	110	334	2,643	1

Change in net unrealized appreciation (depreciation)	385,999	613,864	52,335,720	287,728

Net Realized and Unrealized Gain (Loss)	365,963	803,658	51,773,366	31,377

Change in Net Assets Resulting from Operations	$807,667	$2,629,026	$53,484,844	$28,602

See notes to financial statements.

32 | Semi-Annual Financial Statements

Statements of Changes in Net Assets

	THORNBURG CORE PLUS BOND ETF		THORNBURG MULTI SECTOR BOND ETF
	SIX MONTHS ENDED	PERIOD ENDED	SIX MONTHS ENDED	PERIOD ENDED
	FEBRUARY 28, 2026*	AUGUST 31, 2025(a)	FEBRUARY 28, 2026*	AUGUST 31, 2025(a)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$441,704	$450,938	$1,825,368	$1,216,838
Net realized gain (loss)	(20,036)	(67,116)	189,794	(20,344)
Net change in unrealized appreciation (depreciation)	385,999	136,597	613,864	644,893

Net Increase (Decrease) in Net Assets Resulting from Operations	807,667	520,419	2,629,026	1,841,387

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(406,778)	(418,356)	(1,677,104)	(1,095,607)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	-	18,868,628	16,735,737	76,042,654
Cost of shares redeemed	-	-	(5,134,195)	(300,000)

Net Increase (Decrease) in Net Assets	400,889	18,970,691	12,553,464	76,488,434

NET ASSETS
Beginning of Period	18,970,691	-	76,488,434	-

End of Period	$19,371,580	$18,970,691	$89,041,898	$76,488,434

*	Unaudited.
(a)	The Fund commenced operations on February 4, 2025.

See notes to financial statements.

Semi-Annual Financial Statements | 33

Statements of Changes in Net Assets, Continued

	THORNBURG INTERNATIONAL EQUITY ETF		THORNBURG INTERNATIONAL GROWTH ETF
	SIX MONTHS ENDED	PERIOD ENDED	SIX MONTHS ENDED	PERIOD ENDED
	FEBRUARY 28, 2026*	AUGUST 31, 2025(a)	FEBRUARY 28, 2026*	AUGUST 31, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,711,478	$1,989,134	$(2,775)	$24,747
Net realized gain (loss)	(562,354)	626,984	(256,351)	(236,540)
Net change in unrealized appreciation (depreciation)	52,335,720	18,838,431	287,728	292,014

Net Increase (Decrease) in Net Assets Resulting from Operations	53,484,844	21,454,549	28,602	80,221

DIVIDENDS TO SHAREHOLDERS
From distributable earnings	(3,276,390)	-	(24,990)	-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	177,185,880	201,779,811	-	5,043,273
Cost of shares redeemed	(3,954,230)	(2,676,604)	-	-

Net Increase (Decrease) in Net Assets	223,440,104	220,557,756	3,612	5,123,494

NET ASSETS
Beginning of Period	220,557,756	-	5,123,494	-

End of Period	$443,997,860	$220,557,756	$5,127,106	$5,123,494

*	Unaudited.
(a)	The Fund commenced operations on January 21, 2025.
(b)	The Fund commenced operations on January 22, 2025.

See notes to financial statements.

34 | Semi-Annual Financial Statements

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Thornburg Core Plus Bond ETF (“Core Plus Bond ETF”), Thornburg Multi Sector Bond ETF (“Multi Sector Bond ETF”), Thornburg International Equity ETF (“International Equity ETF”), and Thornburg International Growth ETF (“International Growth ETF”), collectively the “Funds”, are series of Thornburg ETF Trust (the “Trust”). The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. Each Fund is non-diversified within the meaning of the 1940 Act. The shares of each Fund are bought and sold through exchange trading at market prices (not net asset value (“NAV”)), and are not individually redeemable with the Funds. Shares may trade at a premium or discount to their NAV in the secondary market. Each Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Core Plus Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, emerging markets risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Multi Sector Bond ETF: The Fund’s investment objective is to seek total return, consisting of income and capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, risks of bank loans, loan assignments, loan participations and similar obligations, risks affecting convertible debt obligations, risks affecting zero coupon bonds and stripped securities, risks of investing in U.S. government obligations, risks of investing in municipal obligations, risks of debt issued by foreign governments, credit risk, high yield risk, interest rate risk, prepayment and extension risk, risks affecting mortgage-backed securities and other asset-backed securities, structured products risk, foreign currency risk, foreign investment risk, market and economic risk, risks affecting specific issuers, liquidity risk, derivatives risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity ETF: The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, equity risk, derivatives risk, risks of investing in depositary receipts, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth ETF: The Fund’s investment objective is to seek long-term capital growth. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include new and smaller sized fund risk, investment adviser risk, ETF structure risks, growth company risk, equity risk, derivatives risk, risks of investing in depositary receipts, small and mid-cap company risk, market and economic risk, risks affecting specific issuers, risks affecting specific countries or regions, focused investment risk, foreign investment risk, foreign currency risk, liquidity risk, and cybersecurity and operational risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from

Semi-Annual Financial Statements | 35

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share at the beginning of the day (after adjusting for the current capital shares activity). Expenses common to each Fund and each series of Thornburg Investment Trust are allocated daily among the Funds and series of Thornburg Investment Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends of a Fund, if any, are generally declared and paid at least monthly for Core Plus Bond ETF and Multi Sector Bond ETF and at least annually for International Equity ETF and International Growth ETF. Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended February 28, 2026, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

36 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at February 28, 2026, if any, are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker-dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.

Semi-Annual Financial Statements | 37

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Futures contracts are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange.

Credit default swap agreements cleared on a clearinghouse or on an exchange which the swap is traded may be valued using the closing price provided by the clearinghouse or exchange on which the swap is traded.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

38 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Funds’ investments as of February 28, 2026:

CORE PLUS BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$1,614,131	$—	$1,614,131	$—
Corporate Bonds	7,200,567	—	7,200,567	—
Convertible Bonds	72,363	—	72,363	—
Other Government	168,336	—	168,336	—
U.S. Treasury Securities	5,347,020	5,347,020	—	—
U.S. Government Agencies	45,217	—	45,217	—
Mortgage Backed	4,554,825	—	4,554,825	—
Short-Term Investments	265,541	265,541	—	—
Total Investments in Securities	$19,268,000	$5,612,561	$13,655,439	$—

Other Financial Instruments
Futures contracts	$1,156	$—	$1,156	$—
Total Assets	$19,269,156	$5,612,561	$13,656,595	$—

MULTI SECTOR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Preferred Stock	$44,428	$44,428	$—	$—
Asset Backed Securities	9,182,584	—	9,182,584	—
Corporate Bonds	41,210,725	—	41,210,725	—
Convertible Bonds	285,486	—	285,486	—
Other Government	713,914	—	713,914	—
U.S. Treasury Securities	14,408,132	14,408,132	—	—
U.S. Government Agencies	205,988	—	205,988	—
Mortgage Backed	19,574,883	—	19,574,883	—
Short-Term Investments	3,140,632	3,140,632	—	—
Total Investments in Securities	$88,766,772	$17,593,192	$71,173,580	$—

Other Financial Instruments
Forward Currency Contracts	$1,628	$—	$1,628	$—
Centrally cleared credit default swap agreements	2,619	—	2,619	—
Total Other Financial Instruments	$4,247	$—	$4,247	$—
Total Assets	$88,771,019	$17,593,192	$71,177,827	$—

INTERNATIONAL EQUITY ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets Investments in Securities
Common Stock	$406,985,812	$406,985,812	$—	$—
Short-Term Investments	37,564,631	37,564,631	—	—
Total Investments in Securities	$444,550,443	$444,550,443	$—	$—
Total Assets	$444,550,443	$444,550,443	$—	$—

INTERNATIONAL GROWTH ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets Investments in Securities
Common Stock	$5,099,195	$5,099,195	$—	$—
Short-Term Investments	26,965	26,965	—	—
Total Investments in Securities	$5,126,160	$5,126,160	$—	$—
Total Assets	$5,126,160	$5,126,160	$—	$—

Semi-Annual Financial Statements | 39

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor is paid a management fee for advisory services and for administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”). Each Fund pays the Advisor a Unified Management Fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

MANAGEMENT FEE
Core Plus Bond ETF	0.45%
Multi Sector Bond ETF	0.55
International Equity ETF	0.65
International Growth ETF	0.70

Total management fees incurred by the Funds for the six months ended February 28, 2026 are set forth in the Statement of Operations.

As of February 28, 2026, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Core Plus Bond ETF	0.53%
Multi Sector Bond ETF	—
International Equity ETF	0.08
International Growth ETF	0.01

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended February 28, 2026, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

				REALIZED	CHANGE IN
	MARKET VALUE	PURCHASES	SALES	GAIN	UNREALIZED	MARKET VALUE	DIVIDEND
CORE PLUS BOND ETF	8/31/25	AT COST	PROCEEDS	(LOSS)	APPR./(DEPR.)	2/28/26	INCOME
Thornburg Capital Mgmt. Fund	$267,662	$1,936,150	$(1,938,271)	$-	$-	$265,541	$8,854

MULTI SECTOR BOND ETF
Thornburg Capital Mgmt. Fund	$569,032	$14,124,766	$(11,553,166)	$-	$-	$3,140,632	$16,197

INTERNATIONAL EQUITY ETF
Thornburg Capital Mgmt. Fund	$8,584,100	$72,157,244	$(43,176,713)	$-	$-	$37,564,631	$246,301

INTERNATIONAL GROWTH ETF
Thornburg Capital Mgmt. Fund	$140,253	$297,719	$(411,007)	$-	$-	$26,965	$1,458

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the six-month period ended February 28, 2026, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical

40 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At February 28, 2026, information on the tax components of capital was as follows:

				NET UNREALIZED
		UNREALIZED	UNREALIZED	APPRECIATION
	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Core Plus Bond ETF	$18,746,598	$540,803	$(19,401)	$521,402
Multi Sector Bond ETF	87,512,424	1,428,692	(174,344)	1,254,348
International Equity ETF	373,383,578	74,942,323	(3,775,458)	71,166,865
International Growth ETF	4,546,469	891,843	(312,152)	579,691

At February 28, 2026, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Core Plus Bond ETF	$68,337	$—
Multi Sector Bond ETF	25,600	1,118
International Equity ETF	315,435	—
International Growth ETF	233,726	—

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets was not significant and accordingly, a reconciliation of income taxes paid for the six months ended February 28, 2026 is not presented. Management expects the significance of the foreign withholding taxes paid in relation to net assets to change in future annual periods.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) on investments in the Statement of Operations, if any.

NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS

The Funds are exchange-traded funds or “ETFs.” Shares of each Fund may be acquired or redeemed directly from the Fund only in large blocks of shares called “Creation Units” or multiples thereof. A Creation Unit for each of Core Plus Bond ETF and Multi Sector Bond ETF consists of 50,000 shares. A Creation Unit for International Equity ETF consists of 20,000 shares. As of January 29, 2026, a Creation Unit for International Growth ETF consists of 20,000 shares. The Trust may increase or decrease the number of a Fund’s shares that constitute a Creation Unit, including on a per transaction basis if doing so is deemed to be in the best interests of the applicable Fund and its shareholders. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant, in either case, who has executed an agreement with ALPS Distributors, Inc., the Trust’s principal underwriter, and accepted by State Street Bank and Trust Company, the Trust’s transfer agent, with respect to creations and redemptions of Creation Units. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Semi-Annual Financial Statements | 41

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

Most investors will buy and sell shares of each Fund in secondary market transactions through broker-dealers. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares of each Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares. Each Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern time. Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. The price at which an Authorized Participant purchases shares of a Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.

NOTE 7 – INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and in-kind transactions).

	PURCHASES	SALES
Core Plus Bond ETF	$3,091,072	$1,740,811
Multi Sector Bond ETF	18,659,561	6,554,808
International Equity ETF	66,183,380	26,849,286
International Growth ETF	1,150,664	1,054,081

For the six months ended February 28, 2026, the Funds had in-kind transactions associated with Creation Unit acquisitions and redemptions as listed in the table below.

	PURCHASES	SALES
Multi Sector Bond ETF	$9,397,779	$5,051,711
International Equity ETF	107,610,194	3,637,058

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. During the six months ended February 28, 2026, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts, futures contracts, and credit default swap agreements.

Forward Currency Contracts: During the six months ended February 28, 2026, Multi Sector Bond ETF entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average values of open forward currency sell contracts for the six months ended February 28, 2026 for Multi Sector Bond ETF was $230,439.

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

These outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to

42 | Semi-Annual Financial Statements

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Fund’s Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the Fund’s Statement of Assets and Liabilities. Instead, the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in the Fund’s Statement of Assets and Liabilities.

Futures Contracts: During the six months ended February 28, 2026, Core Plus Bond ETF entered into futures contracts in the normal course of pursuing its investment objectives. A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument.

Upon entering into a futures contract, a Fund is required to pledge collateral to the broker using cash or securities equal to the minimum initial margin requirements of the exchange and the broker. Cash deposits for initial margin are shown as Deposits at broker on the Fund’s Statement of Assets and Liabilities. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. These daily cash settlements are referred to as variation margin and are recognized on the Fund’s Statement of Assets and Liabilities as a receivable or payable on variation margin on futures contracts. Futures contracts may involve a risk of loss in excess of the variation margin shown on the Fund’s Statement of Assets and Liabilities. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the Fund’s Statement of Operations. The maximum potential loss on a long futures contract is generally the U.S. dollar value of the notional amount at the time the contract is opened.

The monthly average values of futures contracts for the six months ended February 28, 2026 for Core Plus Bond ETF was $225,455.

Credit Default Swap Agreements: During the six months ended February 28, 2026, Multi Sector Bond ETF entered into credit default swap agreements in the normal course of pursuing its investment objectives. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).

Credit default swaps are agreements between counterparties to buy or sell protection on a debt security against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts like a guarantor of the creditworthiness of the debt security.

Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the debt security or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the debt security. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the debt security or receive a net settlement.

The monthly average notional value of centrally cleared credit default swap agreements for the six months ended February 28, 2026 for Multi Sector Bond ETF was $363,957.

Because exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements, the Funds do not net their respective outstanding derivative contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those derivative contracts on a gross basis in each Fund’s Statement of Assets and Liabilities. The fair value of the Funds’ derivative contracts recognized in the Funds’ Statement of Assets and Liabilities at February 28, 2026 are disclosed in the following table:

	TYPE OF	PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	DERIVATIVE(a)	RISK	PARTY(b)	DERIVATIVES	DERIVATIVES	AMOUNT
Core Plus Bond ETF	Futures contracts	Derivatives risk	GS	$1,156	$—	$1,156

Multi Sector Bond ETF	Forward currency contracts	Foreign currency risk	SSB	1,628	—	1,628
	Centrally cleared credit default swap agreements	Derivatives risk	GS	2,619	—	2,619
				$4,247	$—	$4,247

Semi-Annual Financial Statements | 43

Notes to Financial Statements, Continued

February 28, 2026 (Unaudited)

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives. The Statement of Assets and Liabilities location for futures contracts is Assets - Receivable for variation margin on futures contracts for asset derivatives and Liabilities - Payable for variation margin on futures contracts for liabilities derivatives. The Statement of Assets and Liabilities location for centrally cleared credit default swap agreements is Assets - Receivable for variation margin on centrally cleared credit default swap agreements for asset derivatives and Liabilities - Payable for variation margin on centrally cleared credit default swap agreements for liabilities derivatives.

(b)	Counterparties include State Street Bank and Trust Company (“SSB”) and Goldman Sachs (“GS”).

Because the Fund did not receive or post cash collateral in connection with its forward currency contracts during the period, the net amount of the Fund’s assets and liabilities which is attributable to the contracts at February 28, 2026 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the result of which is reflected in the “Net Amount” column. The Fund’s forward currency contracts are valued each day, and the net amount of the Fund’s assets and liabilities which are attributable to the contracts are expected to vary over time.

The net realized gain (loss) from forward currency contracts, futures contracts, and credit default swap agreements and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts, futures contracts, and centrally cleared credit default swap agreements recognized in each Fund’s Statement of Operations for the six months ended February 28, 2026 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond ETF	Futures contracts	Derivatives risk	$1,515	$1,312
Multi Sector Bond ETF	Forward currency contracts	Foreign currency risk	—	3,491
Multi Sector Bond ETF	Centrally cleared credit default swap agreements	Derivatives risk	7,420	(559)

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts. The Statement of Operations location for futures contracts is Net realized gain (loss) on: futures contracts and Net change in unrealized appreciation (depreciation) on: futures contracts. The Statement of Operations location for swap agreements is Net realized gain (loss) on: swap agreements and Net change in unrealized appreciation (depreciation) on: swap agreements.

44 | Semi-Annual Financial Statements

Financial Highlights

Core Plus Bond ETF

	2026	(a)	2025	(b)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.29		$25.00
Net Investment Income (Loss)+	$0.59		$0.70
Net Realized & Unrealized Gain (Loss) on Investments	0.49		0.24
Total from Investment Operations	1.08		0.94
Dividends from Net Investment Income	$(0.54)		$(0.65)
Dividends from Net Realized Gains	$0.00		$0.00
Total Dividends	$(0.54)		$(0.65)
Net Asset Value, End of Period	$25.83		$25.29
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	4.32%		3.79%
Total Return, Market Value(d)	4.35%		3.96%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	4.64	%(e)	4.91	%(e)
Expenses, After Expense Reductions Ratio	0.45	%(e)	0.45	%(e)
Expenses, Before Expense Reductions Ratio	0.45	%(e)	0.45	%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	9.44%		22.11%
Net Assets at End of Period (Thousands)	$19,372		$18,971

+	Based on weighted average shares outstanding.

(a)	Unaudited six-month period ended February 28.

(b)	The Fund commenced operations on February 4, 2025.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

Semi-Annual Financial Statements | 45

Financial Highlights

Multi Sector Bond ETF

	2026	(a)	2025	(b)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.50		$25.00
Net Investment Income (Loss)+	$0.60		$0.73
Net Realized & Unrealized Gain (Loss) on Investments	0.25		0.39
Total from Investment Operations	0.85		1.12
Dividends from Net Investment Income	$(0.54)		$(0.62)
Dividends from Net Realized Gains	$0.00		$0.00
Total Dividends	$(0.54)		$(0.62)
Net Asset Value, End of Period	$25.81		$25.50
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	3.37%		4.52%
Total Return, Market Value(d)	3.45%		4.72%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	4.69	%(e)	5.10	%(e)
Expenses, After Expense Reductions Ratio	0.55	%(e)	0.55	%(e)
Expenses, Before Expense Reductions Ratio	0.55	%(e)	0.55	%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	8.52%		22.80%
Net Assets at End of Period (Thousands)	$89,042		$76,488

+	Based on weighted average shares outstanding.

(a)	Unaudited six-month period ended February 28.

(b)	The Fund commenced operations on February 4, 2025.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

46 | Semi-Annual Financial Statements

Financial Highlights

International Equity ETF

	2026	(a)	2025	(b)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$29.97		$25.00
Net Investment Income (Loss)+	$0.19		$0.42
Net Realized & Unrealized Gain (Loss) on Investments	5.20		4.55
Total from Investment Operations	5.39		4.97
Dividends from Net Investment Income	$(0.34)		$0.00
Dividends from Net Realized Gains	$0.00		$0.00
Total Dividends	$(0.34)		$0.00
Net Asset Value, End of Period	$35.02		$29.97
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	18.13%		19.88%
Total Return, Market Value(d)	17.75%		19.92%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	1.21	%(e)	2.45	%(e)
Expenses, After Expense Reductions Ratio	0.65	%(e)	0.65	%(e)
Expenses, Before Expense Reductions Ratio	0.65	%(e)	0.65	%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	9.50%		11.62%
Net Assets at End of Period (Thousands)	$443,998		$220,558

+	Based on weighted average shares outstanding.
(a)	Unaudited six-month period ended February 28.

(b)	The Fund commenced operations on January 21, 2025.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

Semi-Annual Financial Statements | 47

Financial Highlights

International Growth ETF

	2026	(a)	2025	(b)
PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)
Net Asset Value, Beginning of Period	$25.62		$25.00
Net Investment Income (Loss)+	$(0.01)		$0.13
Net Realized & Unrealized Gain (Loss) on Investments	0.15		0.49
Total from Investment Operations	0.14		0.62
Dividends from Net Investment Income	$(0.12)		$0.00
Dividends from Net Realized Gains	$0.00		$0.00
Total Dividends	$(0.12)		$0.00
Net Asset Value, End of Period	$25.64		$25.62
TOTAL RETURN APPLICABLE TO SHAREHOLDERS
Total Return(d)	0.60%		2.48%
Total Return, Market Value(d)	0.44%		2.48%
RATIOS TO AVERAGE NET ASSETS
Net Investment Income (Loss) Ratio	(0.11	%)(e)	0.85	%(e)
Expenses, After Expense Reductions Ratio	0.70	%(e)	0.70	%(e)
Expenses, Before Expense Reductions Ratio	0.70	%(e)	0.70	%(e)
SUPPLEMENTAL DATA
Portfolio Turnover Rate(d)(f)	21.25%		24.84%
Net Assets at End of Period (Thousands)	$5,127		$5,123

+	Based on weighted average shares outstanding.

(a)	Unaudited six-month period ended February 28.

(b)	The Fund commenced operations on January 22, 2025.

(c)	Unless otherwise noted, periods are fiscal years ended August 31.

(d)	Not annualized for periods less than one year. Total return represents a hypothetical investment at the beginning of the period, adjusted for reinvestment of distributions (if applicable) at net asset value per share, and sold at the end of the period.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.

See notes to financial statements.

48 | Semi-Annual Financial Statements

Other Information

February 28, 2026 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Semi-Annual Financial Statements | 49

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50 | Semi-Annual Financial Statements

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Semi-Annual Financial Statements | 51

To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.	TH6460

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1) Not applicable.

(a) (2) Not applicable.

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg ETF Trust, in respect of the following Thornburg Funds: Core Plus Bond ETF, Multi Sector Bond ETF, International Equity ETF, and International Growth ETF.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	4/21/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	4/21/2026

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	4/21/2026